Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of reconciliation of controlling interest due to different currencies

		As of December 31, 2020
		Consolidated	Parent Company
Common stock and additional paid-in capital 1	$	7,893	5,403
Other equity reserves 1,2		(2,453)	974
Retained earnings 2		2,635	1,698

Total controlling interest	$	8,075	8,075

1
The difference relates to the method of accruing dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Mexican pesos to dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

Summary of Breakdown of Common Stock and Additional Paid-in Capital
As of December 31, 2020 and 2019, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2020	2019
Common stock	$	318	318
Additional paid-in capital		7,575	10,106

	$	7,893	10,424

Summary of Common Stock
As of December 31, 2020 and 2019 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2020		2019
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,457,941,452	14,728,970,726	30,214,262,692	15,107,131,346
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	756,323,120	378,161,560	315,400,000	157,700,000
Shares that guarantee/guaranteed the issuance of convertible securities 4	1,970,862,596	985,431,298	2,842,339,760	1,421,169,880
Shares authorized for the issuance of stock or convertible securities 5	302,144,720	151,072,360	302,144,720	151,072,360

	33,368,714,718	16,684,357,359	34,555,590,002	17,277,795,001

1
As of December 31, 2020 and 2019, 13,068,000,000 shares correspond to the fixed portion, and 36,985,072,077 shares as of December 31, 2020 and 38,765,385,003 shares as of December 31, 2019, correspond to the variable portion.

2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 21.2).
4	Refers to those shares that guarantee the conversion of outstanding convertible securities and new securities issues (note 17.2).
5	Shares authorized for issuance in a public offering or private placement and/or by issuance of new convertible securities.

Summary of Other Equity Reserves
As of December 31, 2020 and 2019 other equity reserves are summarized as follows:

		2020	2019
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 20.2 and 21.4)	$	(1,567)	(2,098)
Cumulative actuarial losses		(792)	(593)
Treasury shares repurchased under share repurchase program (note 21.1)		(83)	(50)
Effects associated with the Parent Company´s convertible securities 1		—	25
Treasury shares held by subsidiaries		(11)	(8)

	$	(2,453)	(2,724)

1
Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 17.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 3.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in
capital (note 17.1).

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2020, 2019 and 2018, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2020	2019	2018
Foreign currency translation result 1	$	341	88	(191)
Foreign exchange fluctuations from debt 2		(126)	19	120
Foreign exchange fluctuations from intercompany balances 3		(419)	(47)	(20)

	$	(204)	60	(91)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 17.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 3.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

Detail of Cemex's Perpetual Debentures, Excluding Perpetual Debentures Held by Subsidiaries
As of December 31, 2020 and 2019, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2020	2019	Repurchase option	Interest rate
Issuer	Issuance date	Nominal amount	Nominal amount
C10-EUR Capital (SPV) Ltd	May 2007	€64	€64	Tenth anniversary	EURIBOR + 4.79%
C8 Capital (SPV) Ltd	February 2007	$135	$135	Eighth anniversary	LIBOR + 4.40%
C5 Capital (SPV) Ltd	December 2006	$61	$61	Fifth anniversary	LIBOR + 4.277%
C10 Capital (SPV) Ltd	December 2006	$175	$175	Tenth anniversary	LIBOR + 4.71%